NATURE OF BUSINESS (Details)		12 Months Ended
		Dec. 31, 2017 Vessel t	Dec. 31, 2004 Vessel
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel		33	3
Number of new buildings expected to be delivered in 2018 | Vessel		3
Number of operating vessels | Vessel		30
Average approximate deadweight tons per vessel		156,000
Number of vessels build in Korea | Vessel		31
Nordic Harrier [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		151,459
Nordic Hawk [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		151,475
Nordic Hunter [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		151,401
Nordic Voyager [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		149,591
Nordic Fighter [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		153,328
Nordic Freedom [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,331
Nordic Discovery [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		153,328
Nordic Saturn [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		157,331
Nordic Jupiter [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		157,411
Nordic Moon [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		160,305
Nordic Apollo [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,998
Nordic Cosmos [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,999
Nordic Sprite [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		147,188
Nordic Grace [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		149,921
Nordic Mistral [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		164,236
Nordic Passat [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		164,274
Nordic Vega [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		163,940
Nordic Breeze [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		158,597
Nordic Aurora [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		147,262
Nordic Zenith [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		158,645
Nordic Sprinter [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,089
Nordic Skier [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,089
Nordic Light [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		158,475
Nordic Cross [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		158,475
Nordic Luna [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		150,037
Nordic Castor [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		150,249
Nordic Sirius [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		150,183
Nordic Pollux [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		150,103
Nordic Star [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,000
Nordic Space [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons		159,000
Newbuilding [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons	[1],[2]	157,000
Newbuilding [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons	[1],[2]	157,000
Newbuilding [Member]
Property, Plant and Equipment [Line Items]
Deadweight tons	[1],[2]	157,000

[1]	Expected delivery during the July, August and October 2018, respectively.
[2]	Vessel under construction per December 31, 2017.